Guarantees and commitments - Other commitments maturity (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Other commitments
Maturity less than 1 year	SFr 33,763	SFr 38,248
Maturity greater than 1 year	84,616	103,955
Total gross amount	118,379	142,203
Total net amount	114,667	138,289
Collateral received	54,122	65,797
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,169	4,020
Maturity greater than 1 year	8	7
Total gross amount	4,177	4,027
Total net amount	4,115	3,932
Collateral received	2,849	2,468
Loan commitments
Other commitments
Maturity less than 1 year	27,761	33,776
Maturity greater than 1 year	84,467	103,627
Total gross amount	112,228	137,403
Total net amount	108,578	133,583
Collateral received	50,428	63,275
Unused revocable credit limits	94,822	95,025
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	837	48
Total gross amount	837	48
Total net amount	837	48
Collateral received	837	48
Other commitments
Other commitments
Maturity less than 1 year	996	404
Maturity greater than 1 year	141	321
Total gross amount	1,137	725
Total net amount	1,137	726
Collateral received	SFr 8	SFr 6